Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note
2.
Summary of Significant Accounting Policies

The significant accounting policies of Avalon, which are summarized below, are consistent with accounting principles generally accepted in the United States and reflect practices appropriate to the businesses in which they operate. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of C
onsolidation

The consolidated financial statements include the accounts of Avalon, its wholly owned subsidiaries and those companies in which Avalon has managerial control.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Subsequent E
vents

Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.

Presentation Revision

T
o comply with SEC Regulation S-
X,
Rule
5
-
03,
the Company revised its presentation of net operating revenues and associated operating costs separately for all significant revenue types, consisting of our waste management services as well as food, beverage and merchandise sales and other golf operations, each within our golf and related operations segment in our Consolidated Statements of Operations.  The Company determined that this revision is not
material to any prior period and has reflected this revision in the Consolidated Statements of Operations for the years ended
December 31, 2017
and
2016.
  This presentation did
not
affect total revenue, total costs and expenses, operating loss, net loss or net loss attributable to Avalon Holdings Corporation common shareholders.

Cash and Cash E
quivalents

The Company considers all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents
for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets. Avalon maintains its cash balances in various financial institutions. These balances may,
at times, exceed federal insured limits. Avalon has
not
experienced any losses in such accounts and believes it is
not
exposed to any significant credit risk relating to its cash and cash equivalents.

Restricted C
ash

Cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements are recorded in restricted cash on the Consolidated Balance Sheets. Restricted cash of
$2.8
million and
$2.9
million at
December 31, 2017
and
2016,
respectively, consists of loan proceeds deposited into a proj ect fund account to fund costs associated with the renovation and expansion of The Avalon Inn in accordance with the provisions of the loan and security agreement (See Note
3
).

Inventories

Inventories are state
d at the lower of cost or net realizable value. Cost of inventories is determined by the average cost method. If necessary, a provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts.

Financial I
nstruments

The Company follows the guidance included in
the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”)
820,
Fair Value Measurements and Disclosures
, for its financial assets and liabilities. The fair value of financial instruments consisting of cash, cash equivalents, restricted cash, accounts receivable, and accounts payable at
December 31, 2017
and
2016
approximates carrying value due to the relative short maturity of these financial instruments.

The fair value of the Company
’s term loan approximates carrying value at
December 31, 2017,
as neither the Company’s credit rating nor market credit conditions have changed substantially since the debt was refinanced in
December 2016.

Property and E
quipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from
10
to
30
years for land improvements;
5
to
50
years in the case of buildings and improvements; and from
3
to
10
years for machinery and equipment, vehicles and office furniture and equipment (See Note
4
).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not
improve or extend the life of the respecti
ve asset, are expensed as incurred. The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal. Gains or losses resulting from disposals of property and equipment are credited or charged to operations. Interest costs are capitalized on significant construction projects.

D
ebt I
ssuance
C
osts

Debt issuance costs are capitalized and amortized over the life of the related debt. Amortization of deferred financing costs is included in interest expense in the Consolidated Statements of Operations. Debt issuance costs incurred related to the loan and security agreement is presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt. Debt issuance costs incurred related to the line of credit agreement is presented in the Consolidated Balance Sheets as “other assets, net.”

Income T
axes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not
that such deferred tax assets will
not
be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.

Revenue R
ecognition

Avalon recognizes revenue fo
r waste disposal brokerage and management services as services are performed. In accordance with ASC
605
-
45,
Revenue Recognition – Principal Agent Considerations
, we report revenue on a gross basis because we are the primary obligor in our arrangements to provide these services to our customers.

Revenues for the golf
and related operations are recognized as services are provided with the exception of annual membership dues which are recognized proportionately over the membership term. The deferred revenue relating to membership dues was approximately
$2.7
million at
December 31, 2017
and
2016,
respectively.

Accounts R
eceivable

The majority of Avalon
’s accounts receivable is due from industrial and commercial customers. Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not
required. Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. Customer accounts that are outstanding longer than the contractual payment terms are considered past due. Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due, Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole. Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts, or to income, as appropriate under the circumstances.

Leases

Avalon applies the accounting rules for leases to categorize leases at their inception as either operating or capital leases depending on certain defined criteria. Leasehold improvements are capitalized at cost and are amortized over the lesser of their expected useful life or the life of the lease (See
Notes
5
and
11
).

Nonc
ontrolling I
nterest

Under FASB ASC
810
-
10,
Consolidations
–
Over
all
(“ASC
810
-
10”
), a company must determine whether it has a variable interest in a legal entity being evaluated for consolidation. A variable interest entity (“VIE”) is consolidated in the financial statements if the company has the power to direct activities that most significantly impact the economic performance of the VIE and has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

As a result of a private placement offering, Avalon is
not
the majority owner of AWMS Holdings, LLC.
At
December 31, 2017
and
2016,
respectively, Avalon owns approximately
47%
of AWMS Holdings, LLC. In accordance ASC
810
-
10
,
due to the managerial control of AWMS Water Solutions, LLC, AWMS Holdings, LLC is a VIE, and the financial statements of AWMS Holdings, LLC and subsidiaries are included in Avalon’s consolidated financial statements. ASC
810
-
10
requires noncontrolling interests to be reported as a separate component of equity. The amount of net loss attributable to the noncontrolling interest is recorded in “net loss attributable to noncontrolling interest” in our Consolidated Statements of Operations (See Note
13
).

Share
-Based C
ompensation

Avalon re
cognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six
minimum considerations;
1
) the exercise price of the option,
2
) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements,
3
) the current fair value of the underlying equity,
4
) the expected volatility of the value of the underlying share for the expected term of the option,
5
) the expected dividends on the underlying share for the expected term of the option and
6
) the risk-free interest rate(s) for the expected term of the option.

Avalon amortizes the
grant date fair value of the stock options over the expected term which approximates the requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not
previously been amortized are recognized upon vesting.

Asset Retirement O
bligation

Avalon
recorded an estimated asset retirement obligation of
$0.1
million at
December 31, 2017
and
2016,
respectively, to plug and abandon the
two
salt water injection wells based upon an estimate from an experienced and qualified third
party.

Asset I
mpairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may
not
be recoverable. If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount. If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value. Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not
available, Avalon would discount the expected estimated future cash flows.

For the golf and related operations segment,
Avalon does
not
believe there was a triggering event in
2017
or
2016
as future cash flows have
not
changed significantly and asset values have remained relatively stable.

For the waste
management services segment, in accordance with FASB ASC
360
-
10
-
35,
Property, Plant and Equipment – Overall – Subsequent Measurement
(“ASC
360
-
10
-
35”
), Avalon assessed the recoverability of the carrying values of the salt water injection wells based on the Chief of the Division of Oil and Gas Resources Management’s decision to temporarily suspend operations of the wells. Avalon estimated future cash flows directly associated with and which are expected to arise as a direct result of the wells once the temporary suspension is lifted (See Note
14
). The assumptions used by management in developing the estimates of future cash flows were based on current market conditions and comparable prior periods while in operation. Based on the estimated undiscounted sum of the future cash flows, the net book value of the property, plant and equipment relating to the wells of approximately
$3.7
million at
December 31, 2017
was recoverable in less than the estimated remaining useful lives of those assets.

Management will continue to consider whether indicators of impairment are present and test for recoverability, as necessary, in accordance with ASC
360
-
10
-
15.
If management concludes that the carrying amount of the salt water injection wells are not
recoverable, Avalon
may
record an impairment charge up to
$3.7
million, the carrying value of the salt water injection wells.

Environmental L
iabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon
’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties. If a range of possible outcomes is estimated and no
amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles. The liability is recognized on an undiscounted basis. Avalon’s estimates are revised, as deemed necessary, as additional information becomes known. Although Avalon is not
currently aware of any environmental liability, there can be no
assurance that in the future an environmental liability will not
occur.

Basic
and D
iluted
N
et
L
oss
per S
hare

Basic net loss per share
attributable to Avalon Holdings Corporation common shareholders for the years ended
December 31, 2017
and
2016
is computed by dividing the net loss by the weighted average number of common shares outstanding, which were
3,803,331
for each period.

Diluted
net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option.

For the year
s ended
December 31, 2017
and
2016,
the diluted per share amounts reported are equal to the basic per share amounts because Avalon was in a net loss position and as a result, such dilution would be considered anti-dilutive. Assuming dilution, the weighted average number of common shares outstanding for the years ended
December 31, 2017
and
2016
was
3,836,661
and
3,849,882,
respectively.

The loss
per share calculations for the years ended
December 31, 2017
and
2016
are as follows (in thousands, except per share amounts):

	2017	2016
Net loss attributable to Avalon Holdings Corporation common shareholders	$(307)	$(69)

Shares used in computing basic loss per share	3,803	3,803
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,803	3,803

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.08)	$(0.02)

Recent Accounting P
ronouncements

Adopted Accounting Standards

In
July 2015,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2015
-
11,
Simplifying the Measurement of Inventory
(“ASU
2015
-
11”
)
,
to simplify the measurement of inventory. ASU
2015
-
11
requires that inventory be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The Company adopted the updated standard in the first
quarter of
2017
with
no
material impact to the financial statements.

In
November 2015,
the FASB issued ASU
2015
-
17,
Balance Sheet Classification of Deferred Taxes
(“ASU
2015
-
17”
), which simplifies the presentation of deferred income taxes by eliminating the need for entities to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. This amendment is effective for annual periods beginning after
December 15, 2016.
During the
first
quarter of
2017,
the Company adopted ASU
2015
-
17.
The adoption of this standard did
not
have an impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
March 2016,
the FASB issued ASU
2016
-
09,
Improvements to Employee Share-Based Payment Accounting
(“ASU
2016
-
09”
), which simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification of related amounts within the statement of cash flows. During the first
quarter of
2017,
the Company adopted ASU
2016
-
09.
The adoption of this standard did
not
have a material impact on Avalon’s financial position, results of operations or financial statement disclosures.

Accounting Standards
Not
Yet Adopted

In
May 2014,
the FASB
issued ASU
2014
-
09,
Revenue from Contracts with Customers
(“ASU
2014
-
09”
). ASU
2014
-
09
clarifies the principles used to recognize revenue for all entities. ASU
2014
-
09
provides a unified
five
-step model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. The new standard replaces most of the existing revenue recognition standards in U.S. GAAP. In addition, in
March 2016,
the FASB issued ASU
2016
-
08,
Revenue from Contracts with Customers (Topic
606
): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)
, which clarifies how to apply revenue recognition guidance related to whether an entity is a principal or an agent.

The Company
reviewed the terms and conditions contained its contracts with customers relating to our brokerage and management services and captive landfill management activities for our waste management services segment. The Company considered the terms and conditions of the contracts and the all-inclusive pricing for the service contained in those contracts and determined that the waste management services provided to the customer represent a single performance obligation that meets the criteria to be accounted for under the series guidance. Avalon transfers control of the service over time and, therefore, satisfies the performance obligation and will continue to recognize the revenue over time as the customer simultaneously receives and consumes the benefits provided by Avalon’s performance as we perform.

In addition, as the promise to provide services qualifies as a series accounted for as a single performance obligation, the Company will apply the guidance in ASC
606
-
10
-
55
-
18
which provides a practical expedient that allows an entity that is recognizing revenue over time by using an output method to recognize revenue equal to the amount that the entity has the right to invoice if the invoiced amount corresponds directly to the value transferred to the customer.

The Company also assessed whether the principal versus agent consideration would change how the Company presents revenue for these contracts. Under the contracts, the Company is primarily responsible for fulfilling the service and controls the service prior to transferring it to the customer. Based on our assessment, the Company is acting as the principal and primary obligor under the contracts, and will continue to recognize revenue in the gross amount of consideration which it expects to be entitled in exchange for the service provided.

The Company
reviewed ASU
2014
-
09
for our golf and related operations segment. For our country club memberships, Avalon providing the “stand ready obligation” for unlimited use of the country club facilities to the member over the entire term of the membership agreement represents a single performance obligation of which Avalon expects the member to receive and consume the benefits of its obligation throughout the membership term. As such, the Company will continue to recognize membership dues on a straight line basis over the term of the contract. As a practical expedient, the Company applied this guidance to the whole portfolio of annual membership contracts as all contracts have similar characteristics. The Company determined that the effect on the financial statements of applying this guidance to the portfolio of all membership contracts does not
differ from applying this guidance to each individual contract.

For our hotel operations, Avalon’s performance obligation is to provide lodging facilities. The separate components of providing this service are not
distinct within the context of the contract as they are all highly dependent and interrelated as part of the obligation to provide the lodging facility. Our hotel room reservation performance obligation is satisfied over time as the hotel guest simultaneously receives and consumes the benefits provided by the hotel. For performance obligations satisfied over time, our hotel operations will continue to recognize revenue over time by measuring the progress toward complete satisfaction of that performance obligation.

For food, beverage, and merchandise sales, greens fees and associated cart rental and other ancillary services, the transaction price is the set price charged by the Company for those goods or services. Upon purchase of the good or service, the Company transfers control of the good or service to the customer and the customer immediately consumes the benefits of the Compan
y’s performance and, as such, the Company will continue to recognize revenue at the point of sale.

The Company will adopt the new revenue standard in its
first
quarter of
2018
using the modified retrospective approach adoption method. Based on our analysis, the Company does not
believe there will be a material impact to Avalon’s consolidated revenues upon adoption or on an ongoing basis. The Company is currently finalizing its financial statement disclosures in accordance with the requirements of the standard.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases
. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than
12
months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after
December 15, 2018,
including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. Avalon is currently reviewing its agreements for its golf carts, machinery and equipment for the landfill operations, furniture and fixtures for The Avalon Inn and office copiers under operating leases and evaluating the impact the adoption of this guidance will have on its financial position, results of operations, cash flows and related disclosures. Upon adoption, the Company expects that the ROU asset and the lease liability will be recognized in the balance sheets in amounts that will be material.

In
June 2016,
the FASB issued ASU
2016
-
13,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016
-
13”
), which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. ASU
2016
-
13
is effective
January 1, 2020,
with early adoption permitted
January 1, 2019.
The adoption of this standard is
not
expected to have a material impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
August 2016,
the FASB issued ASU
2016
-
15,

Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
-
15”
), which is intended to reduce diversity in practice in how certain cash receipts and payments are presented and classified in the statement of cash flows. The standard provides guidance in a number of situations including, among others, settlement of zero
-coupon bonds, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, and distributions received from equity method investees. ASU
2016
-
15
also provides guidance for classifying cash receipts and payments that have aspects of more than one
class of cash flows. ASU
2016
-
15
is effective for fiscal years beginning after
December 15, 2017,
with early adoption permitted. The standard requires application using a retrospective transition method. The adoption of this standard is not
expected to have a material impact on Avalon’s financial position, results of operations or financial statement disclosures.

In
November 2016,
the FASB issued ASU
2016
-
18,
Statement of Cash Flows: Restricted Cash
(“ASU
2016
-
18”
), which requires entities to include restricted cash and restricted cash equivalent balances with cash and cash equivalent balances in the statement of cash flows.  ASU
2016
-
18
will be effective
January 1, 2018
and will impact the presentation of our statement of cash flows for the restricted cash related to the remaining loan proceeds deposited into our project fund account that have not
yet been utilized to fund the additional renovation and expansion of The Avalon Inn.

In
January 2017,
the FASB issued ASU
2017
-
01,
Business Combinations
(Topic
805
)
: Clarifying the Definition of a Business
(“ASU
2017
-
01”
). The purpose of ASU
2017
-
01
is to change the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. ASU
2017
-
01
is effective for annual periods beginning after
December 15, 2017,
including interim periods within those annual periods. The Avalon Athletic Club at Boardman
, acquired in
March 2018,
will be accounted for in accordance with ASU
2017
-
01.